Schedule of Investments (unaudited)	iShares® ESG Aware MSCI EAFE ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.2%
ANZ Group Holdings Ltd.	1,826,898	$34,480,693
APA Group	2,343,171	12,896,693
Aristocrat Leisure Ltd.	365,445	10,985,792
ASX Ltd.	207,275	8,631,486
BlueScope Steel Ltd.	654,631	9,238,081
Brambles Ltd.	2,300,943	21,871,705
Cochlear Ltd.	91,137	19,639,299
Commonwealth Bank of Australia	921,758	73,675,364
CSL Ltd.	268,861	50,327,637
Fortescue Ltd.	1,098,652	18,155,397
Goodman Group	932,133	20,949,214
GPT Group (The)	2,975,653	8,347,623
James Hardie Industries PLC(a)	266,707	8,313,986
Macquarie Group Ltd.	248,619	31,741,632
Mineral Resources Ltd.	196,698	9,451,092
National Australia Bank Ltd.	871,054	19,728,954
Northern Star Resources Ltd.	865,936	8,278,560
Orica Ltd.	745,628	9,124,474
Pilbara Minerals Ltd.(b)	3,017,529	7,681,939
QBE Insurance Group Ltd.	1,875,347	22,296,213
Ramsay Health Care Ltd.	259,750	8,174,518
REA Group Ltd.	66,726	8,344,611
Rio Tinto Ltd.	174,780	15,033,608
Santos Ltd.	1,635,913	8,312,252
South32 Ltd.	3,044,220	8,041,125
Stockland	2,813,347	8,477,459
Suncorp Group Ltd.	2,196,191	23,326,332
Transurban Group	5,329,281	44,537,196
Wesfarmers Ltd.	177,372	7,657,960
Westpac Banking Corp.	1,045,629	18,157,836
Woodside Energy Group Ltd.	1,868,468	34,573,259
Xero Ltd.(a)	101,681	9,232,049
		599,684,039
Austria — 0.2%
OMV AG	213,095	10,769,490
Verbund AG	120,001	9,852,913
		20,622,403
Belgium — 0.9%
Anheuser-Busch InBev SA/NV	531,641	33,542,053
Argenx SE(a)	23,635	8,741,346
KBC Group NV	381,555	27,865,210
UCB SA	59,182	8,261,311
		78,409,920
Denmark — 3.9%
AP Moller - Maersk A/S, Class B, NVS	5,053	9,187,266
Carlsberg A/S, Class B	65,688	8,911,871
Coloplast A/S, Class B	67,466	8,114,614
DSV A/S	58,468	9,002,276
Genmab A/S(a)	35,080	9,901,639
Novo Nordisk A/S, Class B	1,642,228	222,502,313
Novonesis (Novozymes), Class B	196,214	11,702,525
Orsted A/S(a)(c)	192,387	11,800,391
Pandora A/S	87,890	14,436,842
Vestas Wind Systems A/S(a)	663,348	18,612,461
		324,172,198
Finland — 1.4%
Elisa OYJ	326,061	15,193,010
Kesko OYJ, Class B	548,560	9,978,960
Metso OYJ	844,170	10,323,695

Security	Shares	Value

Finland (continued)
Neste OYJ	483,847	$10,158,010
Nokia OYJ	4,440,896	17,370,107
Nordea Bank Abp, New	747,265	9,186,312
Sampo OYJ, Class A	256,037	10,959,578
Stora Enso OYJ, Class R	666,378	9,761,997
UPM-Kymmene OYJ	437,788	16,735,363
Wartsila OYJ Abp	537,254	11,264,755
		120,931,787
France — 11.5%
Aeroports de Paris SA	58,240	8,345,531
Air Liquide SA	156,356	30,782,400
Airbus SE	184,772	31,430,011
AXA SA	1,141,487	41,215,012
BNP Paribas SA	530,067	39,127,751
Bouygues SA	232,787	9,122,609
Capgemini SE	37,191	7,534,969
Carrefour SA	472,279	7,701,692
Cie. de Saint-Gobain SA	164,431	14,517,821
Cie. Generale des Etablissements Michelin SCA	1,030,205	41,779,996
Covivio SA/France	300,233	15,626,070
Credit Agricole SA	432,436	7,003,026
Danone SA	636,159	41,025,792
Dassault Systemes SE	609,117	24,755,674
Engie SA	838,375	14,203,416
EssilorLuxottica SA	149,663	33,562,498
Eurazeo SE	101,998	8,609,702
Gecina SA	79,449	8,575,513
Hermes International SCA	14,941	35,464,241
Kering SA	55,911	19,329,278
L’Oreal SA	125,952	62,169,921
LVMH Moet Hennessy Louis Vuitton SE	132,973	106,344,253
Pernod Ricard SA	133,344	19,968,646
Publicis Groupe SA	106,566	11,970,002
Rexel SA	576,100	17,507,599
Safran SA	117,297	27,471,566
Sanofi SA	441,153	43,189,737
Schneider Electric SE	394,713	98,473,042
Societe Generale SA	410,437	12,293,750
STMicroelectronics NV	552,536	23,332,809
TotalEnergies SE	1,273,510	93,302,999
		955,737,326
Germany — 7.9%
adidas AG	92,950	23,541,474
Allianz SE, Registered	191,520	56,065,119
BASF SE	162,941	8,623,914
Bayer AG, Registered	366,735	11,282,661
Bayerische Motoren Werke AG	272,197	27,764,751
Commerzbank AG	526,407	8,938,064
Continental AG	118,269	8,060,566
Daimler Truck Holding AG	210,864	9,022,067
Deutsche Bank AG, Registered	873,498	14,535,407
Deutsche Boerse AG	120,339	23,980,741
Deutsche Lufthansa AG, Registered	1,129,529	7,911,210
E.ON SE	674,193	9,028,874
GEA Group AG	235,104	9,842,304
Heidelberg Materials AG	94,699	9,931,403
Henkel AG & Co. KGaA	311,827	24,986,686
Infineon Technologies AG	758,709	30,696,186
Knorr-Bremse AG	94,684	7,253,219
LEG Immobilien SE	90,956	8,089,092
Mercedes-Benz Group AG	335,542	24,352,719

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EAFE ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Merck KGaA	155,972	$28,347,901
MTU Aero Engines AG	33,031	8,251,078
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Registered	95,210	47,481,023
Puma SE	160,892	8,355,433
Rheinmetall AG	22,438	12,933,703
SAP SE	629,154	114,731,473
Siemens AG, Registered	398,030	76,716,715
Siemens Energy AG(a)	315,648	8,500,693
Symrise AG, Class A	72,352	8,584,576
Vonovia SE	295,779	9,297,992
Zalando SE(a)(c)	320,260	8,505,868
		655,612,912
Hong Kong — 1.6%
AIA Group Ltd.	5,937,200	46,115,395
BOC Hong Kong Holdings Ltd.	3,501,500	11,006,601
Hang Seng Bank Ltd.	620,900	8,651,241
Hong Kong Exchanges & Clearing Ltd.	660,200	22,332,018
MTR Corp. Ltd.	9,619,000	32,686,116
Sands China Ltd.(a)	3,095,600	7,419,129
Swire Pacific Ltd., Class A	985,500	8,578,436
		136,788,936
Ireland — 0.4%
Kerry Group PLC, Class A	275,053	23,303,113
Kingspan Group PLC	106,474	10,257,489
		33,560,602
Israel — 0.6%
Bank Hapoalim BM	1,622,484	14,925,486
CyberArk Software Ltd.(a)(b)	33,118	7,592,301
Elbit Systems Ltd.	42,665	8,133,190
Isracard Ltd.	1	4
Nice Ltd.(a)(b)	49,819	9,199,301
Wix.com Ltd.(a)	48,890	7,876,179
		47,726,461
Italy — 2.5%
Assicurazioni Generali SpA	1,950,853	50,212,190
Enel SpA	5,584,896	40,550,281
Intesa Sanpaolo SpA	9,928,441	39,110,431
Mediobanca Banca di Credito Finanziario SpA	566,543	8,967,031
Moncler SpA	283,638	18,927,004
Stellantis NV	582,995	12,916,853
UniCredit SpA	892,663	35,539,246
		206,223,036
Japan — 22.4%
Advantest Corp.	383,700	12,772,851
Aeon Co. Ltd.	396,500	8,552,154
Ajinomoto Co. Inc.	509,700	18,223,102
ANA Holdings Inc.	425,300	8,101,173
Asahi Group Holdings Ltd.	313,300	11,493,861
Asahi Kasei Corp.	3,339,800	21,765,530
Asics Corp.	157,700	8,724,064
Astellas Pharma Inc.	1,336,800	13,124,138
Bridgestone Corp.	1,105,800	48,468,822
Chugai Pharmaceutical Co. Ltd.	456,100	13,877,186
Daiichi Sankyo Co. Ltd.	975,700	34,441,309
Daikin Industries Ltd.	141,400	20,662,868
Daiwa Securities Group Inc.	3,839,600	30,179,101
Disco Corp.	39,200	15,419,668
Eisai Co. Ltd.	193,600	8,311,148
ENEOS Holdings Inc.	2,236,500	11,563,242
FANUC Corp.	892,300	24,977,342

Security	Shares	Value

Japan (continued)
Fast Retailing Co. Ltd.	101,700	$26,119,333
Fuji Electric Co. Ltd.	125,800	7,476,087
FUJIFILM Holdings Corp.	727,100	16,603,878
Fujitsu Ltd.	1,629,300	23,593,841
Hankyu Hanshin Holdings Inc.	829,200	21,761,658
Hitachi Ltd.	514,700	53,007,758
Honda Motor Co. Ltd.	3,551,100	40,211,622
Hoya Corp.	270,600	32,940,950
Ibiden Co. Ltd.	238,000	9,623,836
Inpex Corp.	768,900	11,863,941
Isuzu Motors Ltd.	788,900	10,519,336
ITOCHU Corp.	1,033,800	48,802,181
JFE Holdings Inc.	935,600	14,164,514
Kao Corp.	219,900	9,631,764
KDDI Corp.	1,636,200	45,085,108
Keyence Corp.	62,400	28,127,512
Komatsu Ltd.	474,000	13,931,340
Kubota Corp.	1,035,300	14,653,253
Marubeni Corp.	1,409,500	27,605,815
Mitsubishi Chemical Group Corp.	1,551,900	8,219,126
Mitsubishi Corp.	1,444,200	30,481,854
Mitsubishi Electric Corp.	1,194,000	20,748,544
Mitsubishi Estate Co. Ltd.	486,500	8,165,305
Mitsubishi Heavy Industries Ltd.	1,923,000	16,821,931
Mitsubishi UFJ Financial Group Inc.	4,708,900	50,016,377
Mitsui Chemicals Inc.	285,400	8,646,809
Mitsui Fudosan Co. Ltd.	1,711,600	15,724,570
Mizuho Financial Group Inc.	1,451,000	29,722,774
MS&AD Insurance Group Holdings Inc.	416,800	8,695,646
NEC Corp.	158,500	11,798,387
Nidec Corp.	173,900	8,672,608
Nintendo Co. Ltd.	412,080	22,409,099
Nippon Yusen KK	267,400	8,476,069
Nitto Denko Corp.	104,800	8,023,497
Nomura Holdings Inc.	2,786,200	16,921,210
Nomura Research Institute Ltd.	538,400	14,414,300
Obayashi Corp.	737,900	8,590,238
Omron Corp.	288,900	9,436,642
Oriental Land Co. Ltd./Japan	557,300	15,580,243
ORIX Corp.	557,600	12,160,158
Pan Pacific International Holdings Corp.	332,800	8,608,551
Panasonic Holdings Corp.	1,598,700	14,121,058
Recruit Holdings Co. Ltd.	703,700	35,524,107
Renesas Electronics Corp.	858,600	15,821,090
Ricoh Co. Ltd.	1,516,800	13,536,571
Secom Co.Ltd.	132,000	8,213,686
Seiko Epson Corp.	578,500	9,347,329
Sekisui Chemical Co. Ltd.	597,500	8,575,729
Sekisui House Ltd.	1,104,500	24,870,656
Seven & i Holdings Co. Ltd.	627,800	8,102,852
SG Holdings Co. Ltd.	1,136,300	11,466,417
Shimadzu Corp.	307,700	8,000,604
Shin-Etsu Chemical Co. Ltd.	628,500	23,460,995
Shionogi & Co. Ltd.	184,100	8,294,274
Shiseido Co. Ltd.	271,100	8,603,949
SoftBank Corp.	3,443,600	41,289,497
SoftBank Group Corp.	522,700	30,247,331
Sompo Holdings Inc.	1,051,100	22,246,248
Sony Group Corp.	813,000	66,747,887
Sumitomo Metal Mining Co. Ltd.	404,900	13,181,427
Sumitomo Mitsui Financial Group Inc.	594,300	38,896,391
Sumitomo Mitsui Trust Holdings Inc.	364,300	8,469,811

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EAFE ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sysmex Corp.	817,600	$13,998,905
Takeda Pharmaceutical Co. Ltd.	802,994	21,379,690
TDK Corp.	171,800	8,628,738
Terumo Corp.	474,500	8,082,622
Tokio Marine Holdings Inc.	937,500	32,479,951
Tokyo Electron Ltd.	258,600	54,915,932
Tokyo Gas Co. Ltd.	381,800	8,575,762
Tokyu Corp.	1,038,500	12,116,108
Toray Industries Inc.	4,413,500	22,110,148
Toyota Motor Corp.	4,935,200	107,501,904
Unicharm Corp.	264,100	8,522,898
Yamaha Motor Co. Ltd.	2,275,600	22,282,052
Yokogawa Electric Corp.	567,800	14,624,753
		1,862,952,596
Netherlands — 5.5%
Adyen NV(a)(c)	10,062	13,048,232
AerCap Holdings NV	90,661	8,405,181
Akzo Nobel NV	294,014	20,622,919
ASM International NV	19,574	13,774,412
ASML Holding NV	214,337	205,071,227
BE Semiconductor Industries NV	55,552	8,264,350
Coca-Cola Europacific Partners PLC	235,001	17,321,924
DSM-Firmenich AG	162,097	18,763,223
Heineken NV	103,064	10,341,243
ING Groep NV	1,635,780	29,223,789
Koninklijke Ahold Delhaize NV	740,127	22,953,572
Koninklijke KPN NV	6,886,582	25,819,895
NN Group NV	162,360	7,538,255
Prosus NV	710,948	25,812,104
Universal Music Group NV	326,793	10,184,065
Wolters Kluwer NV	149,791	23,890,066
		461,034,457
New Zealand — 0.2%
EBOS Group Ltd.	2,352	47,783
Meridian Energy Ltd.	3,068,347	12,750,122
		12,797,905
Norway — 1.1%
DNB Bank ASA	778,169	15,213,006
Equinor ASA	911,195	26,449,922
Gjensidige Forsikring ASA	487,700	8,558,541
Kongsberg Gruppen ASA	104,842	9,014,062
Norsk Hydro ASA	1,248,548	8,454,717
Orkla ASA	1,483,077	11,874,276
Telenor ASA	904,420	10,546,670
		90,111,194
Portugal — 0.2%
Galp Energia SGPS SA	881,464	18,536,404

Singapore — 1.2%
CapitaLand Ascendas REIT	4,000,100	7,726,659
CapitaLand Investment Ltd/Singapore(b)	9,955,500	19,674,918
City Developments Ltd.	281,807	1,173,104
DBS Group Holdings Ltd.	336,710	8,978,646
Grab Holdings Ltd., Class A(a)	2,193,364	8,049,646
Keppel Ltd.(b)	4,501,900	22,445,730
Sea Ltd., ADR(a)	112,841	7,619,024
United Overseas Bank Ltd.	656,800	14,976,389
Wilmar International Ltd.	3,522,000	8,077,261
		98,721,377
Spain — 2.8%
Amadeus IT Group SA	479,794	34,248,857

Security	Shares	Value

Spain (continued)
Banco Bilbao Vizcaya Argentaria SA	2,855,154	$30,982,289
Banco de Sabadell SA	4,017,279	8,449,817
Banco Santander SA	8,594,766	45,326,613
Cellnex Telecom SA(c)	255,520	9,334,155
Endesa SA	535,762	10,670,700
Iberdrola SA	4,048,585	53,436,304
Industria de Diseno Textil SA	582,255	27,687,131
Redeia Corp. SA	248,322	4,475,175
Repsol SA	538,345	8,773,647
		233,384,688
Sweden — 3.2%
Alfa Laval AB	183,330	8,520,007
Assa Abloy AB, Class B	510,927	15,014,633
Atlas Copco AB, Class A	1,342,561	25,863,445
Atlas Copco AB, Class B	444,532	7,318,086
Boliden AB	580,999	20,365,873
Epiroc AB	472,149	9,910,447
Epiroc AB, Class B	353,351	6,594,305
EQT AB	266,306	8,157,413
Essity AB, Class B	607,054	15,596,646
Evolution AB(c)	117,405	12,664,598
H & M Hennes & Mauritz AB, Class B	474,672	8,393,248
Saab AB	369,855	8,977,388
Sandvik AB	376,779	8,319,357
Skandinaviska Enskilda Banken AB, Class A	601,299	8,566,577
Svenska Cellulosa AB SCA, Class B	1,022,076	15,683,726
Svenska Handelsbanken AB, Class A	1,534,047	14,436,324
Swedbank AB, Class A	410,379	8,544,638
Tele2 AB, Class B	1,506,605	14,734,389
Telia Co. AB	6,848,303	17,819,046
Volvo AB, Class B	1,091,329	29,372,999
		264,853,145
Switzerland — 9.5%
ABB Ltd., Registered	1,453,109	80,117,751
Alcon Inc.	404,334	36,319,369
Geberit AG, Registered	14,177	8,719,832
Givaudan SA, Registered	7,086	33,405,492
Holcim AG	227,624	19,996,744
Kuehne + Nagel International AG, Registered	74,914	21,245,826
Logitech International SA, Registered	162,037	16,218,180
Lonza Group AG, Registered	53,904	29,261,821
Nestle SA, Registered	1,025,110	108,811,429
Novartis AG, Registered	975,244	100,935,750
Partners Group Holding AG	5,855	7,879,817
Roche Holding AG, Bearer	23,981	6,718,454
Roche Holding AG, NVS	281,307	71,822,392
SGS SA	134,695	12,543,520
SIG Group AG	770,529	16,048,261
Sika AG, Registered	77,574	23,648,284
Sonova Holding AG, Registered	69,597	22,112,325
Swiss Re AG	306,914	39,140,150
Temenos AG, Registered	129,741	8,377,047
UBS Group AG, Registered	1,890,135	60,132,070
VAT Group AG(c)	19,453	10,667,765
Zurich Insurance Group AG	105,817	55,692,175
		789,814,454
United Kingdom — 14.8%
3i Group PLC	879,811	32,418,343
Anglo American PLC	791,788	25,634,284
Antofagasta PLC	304,651	8,641,641
Ashtead Group PLC	172,110	12,605,880

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EAFE ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
AstraZeneca PLC	740,451	$115,102,399
Aviva PLC	3,779,750	23,215,610
BAE Systems PLC	1,894,549	33,734,372
Barclays PLC	8,508,240	24,029,876
Barratt Developments PLC	1,268,700	8,226,825
Berkeley Group Holdings PLC	203,177	13,710,486
BP PLC	4,586,151	28,688,597
BT Group PLC	5,176,401	8,666,513
Bunzl PLC	208,807	7,850,149
Burberry Group PLC	733,011	9,722,782
Centrica PLC	4,226,304	7,671,207
Coca-Cola HBC AG, Class DI	244,247	8,288,594
Compass Group PLC	286,412	8,041,361
Croda International PLC	162,032	9,465,637
DCC PLC	230,607	16,841,014
Diageo PLC	1,696,976	57,132,740
Entain PLC	853,812	7,440,210
Flutter Entertainment PLC(a)	96,353	18,541,620
GSK PLC	1,940,755	43,546,679
HSBC Holdings PLC	8,815,751	78,573,737
Informa PLC	1,471,673	16,017,721
Intertek Group PLC	144,227	8,851,829
J Sainsbury PLC	4,057,307	14,384,950
Kingfisher PLC	4,559,679	15,436,382
Legal & General Group PLC	4,320,632	13,856,909
Lloyds Banking Group PLC	32,920,918	23,500,948
London Stock Exchange Group PLC	133,283	15,622,968
Mondi PLC, NVS	494,391	9,833,957
National Grid PLC	2,675,781	30,316,576
NatWest Group PLC, NVS	3,941,158	15,943,155
Prudential PLC	893,196	8,555,627
Reckitt Benckiser Group PLC	284,406	16,277,505
RELX PLC	1,485,390	65,159,420
Rentokil Initial PLC	1,538,844	8,203,939
Rio Tinto PLC	514,499	36,219,382
Rolls-Royce Holdings PLC(a)	4,113,833	24,028,365
Sage Group PLC (The)	1,479,404	19,432,813
Schroders PLC	1,409,788	7,038,386
Segro PLC	1,601,208	18,803,504
Shell PLC	3,076,114	111,031,560
SSE PLC	1,157,379	26,036,580
Standard Chartered PLC	1,279,883	12,748,396
Taylor Wimpey PLC	4,543,692	8,602,164
Tesco PLC	3,851,238	15,319,832

Security	Shares	Value

United Kingdom (continued)
Unilever PLC	1,326,689	$72,653,569
WPP PLC	808,123	8,458,681
		1,230,125,674
Total Common Stocks — 99.0%
(Cost: $6,677,421,483)		8,241,801,514

Preferred Stocks

Germany — 0.2%
Henkel AG & Co. KGaA, Preference Shares, NVS	88,603	8,021,265
Sartorius AG, Preference Shares, NVS	27,928	7,402,807
		15,424,072
Total Preferred Stocks — 0.2%
(Cost: $17,112,705)		15,424,072

Total Long-Term Investments — 99.2%
(Cost: $6,694,534,188)		8,257,225,586

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.49%(d)(e)(f)	11,832,648	11,836,198
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%(d)(e)	1,450,000	1,450,000

Total Short-Term Securities — 0.1%
(Cost: $13,287,757)		13,286,198

Total Investments — 99.3%
(Cost: $6,707,821,945)		8,270,511,784

Other Assets Less Liabilities — 0.7%		56,290,775

Net Assets — 100.0%		$8,326,802,559

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EAFE ETF
May 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency
Shares	$6,361,879	$5,475,758	(a)	$—	$243	$(1,682)	$11,836,198	11,832,648	$89,004	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency
Shares	1,330,000	120,000	(a)	—	—	—	1,450,000	1,450,000	109,641		—
					$243	$(1,682)	$13,286,198		$198,645		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	106	06/13/24	$18,733	$312,514
SPI 200 Index	65	06/20/24	8,384	3,108
Euro STOXX 50 Index	501	06/21/24	27,290	262,753
FTSE 100 Index	148	06/21/24	15,720	324,744
				$903,119

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EAFE ETF
May 31, 2024

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$113,731,862	$8,128,069,652	$—	$8,241,801,514
Preferred Stocks	—	15,424,072	—	15,424,072
Short-Term Securities
Money Market Funds	13,286,198	—	—	13,286,198
	$127,018,060	$8,143,493,724	$—	$8,270,511,784
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$903,119	$—	$903,119

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust